UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seacliff Capital, LLC
Address: One Market Street, Spear Tower, Suite 3770
         San Francisco, CA  94105


13F File Number: 028-13028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     A. James Ellman
Title:    President
Phone:    415-675-3252

Signature, Place, and Date of Signing:

/s/ A. James Ellman          San Francisco, CA                Date July 15, 2008
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:   $98,022,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
Bank of New York Mellon Corp/ThCOM              64058100      2695   192146  SH         Sole                192146
BERKLEY(W.R.)CORP              COM              84423102      4471   245766  SH         Sole                245766
Fifth Third Bancorp            COM             316773100        82     8100  SH         Sole                  8100
FirstFed Financial Corp        COM             337907109      1160    50029  SH         Sole                 50029
Franklin Resources Inc         COM             354613101       514    60127  SH         Sole                 60127
MGIC INVESTMENT CORP           COM             552848103       849    48423  SH         Sole                 48423
MERRILL LYNCH & CO INC         COM             590188108      5041    73900  SH         Sole                 73900
MORGAN STANLEY                 COM             617446448       928    25603  SH         Sole                 25603
NORTHERN TRUST CORP            COM             665859104       994   142686  SH         Sole                142686
OCEANFIRST FINANCIAL CORP      COM             675234108       806   126646  SH         Sole                126646
PROVIDENT BANKSHARES CORP      COM             743859100      1223    39352  SH         Sole                 39352
Redwood Trust Inc              COM             758075402      2509    78135  SH         Sole                 78135
STATE STREET CORP              COM             857477103      6546    71058  SH         Sole                 71058
ALLIANCEBERNSTEIN              COM             01881G106       572    60512  SH         Sole                 60512
BGC Partners Inc               COM             05541T101      1728    16096  SH         Sole                 16096
BLACKROCK INC                  COM             09247X101      2554   336688  SH         Sole                336688
INTERACTIVE BROKERS GROUP INC  COM             45841N107      2620   106920  SH         Sole                106920
TD AMERITRADE HOLDINGS CORPORATCOM             87236Y108      7877   209615  SH         Sole                209615
UTN AMER INDEMNITY LTD         COM             90933T109      3170    60732  SH         Sole                 60732
MF GLOBAL LTD                  COM             G60642108     51682  2040402  SH         Sole               2040402
